RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RIGHT OF USE ASSETS
Schedule of carrying amounts of right of use assets

				Reclassifications/
	December 31, 2019	Additions	Deductions	translations	December 31, 2020
At cost:
Land rights	5,671	1,704	(630)	(10)	6,735
Buildings	839	126	(120)	21	866
Transmission installation and equipment	17,487	1,899	(1,183)	(85)	18,118
Power supply	589	97	(18)	—	668
Vehicles	700	238	(230)	(103)	605
Others (each below Rp75 billion)	28	1	(1)	66	94
Total	25,314	4,065	(2,182)	(111)	27,086

Accumulated amortization:
Land rights	(676)	(864)	212	—	(1,328)
Buildings	(237)	(205)	177	(62)	(327)
Transmission installation and equipment	(3,329)	(3,586)	984	—	(5,931)
Power supply	(69)	(194)	9	—	(254)
Vehicles	(111)	(162)	203	1	(69)
Others (each below Rp75 billion)	1	(75)	1	—	(73)
Total	(4,421)	(5,086)	1,586	(61)	(7,982)
Net book value	20,893				19,104

				Reclassifications/
	December 31, 2020	Additions	Deductions	translations	December 31, 2021
At cost:
Land rights	6,735	1,001	(713)	106	7,129
Buildings	866	461	(252)	1	1,076
Transmission installation and equipment	18,118	4,406	(1,352)	25	21,197
Power supply	668	17	(126)	—	559
Vehicles	605	83	(132)	0	556
Others (each below Rp75 billion)	94	74	(246)	84	6
Total	27,086	6,042	(2,821)	216	30,523

Accumulated amortization:
Land rights	(1,328)	(975)	512	(0)	(1,791)
Buildings	(327)	(331)	199	13	(446)
Transmission installation and equipment	(5,931)	(3,182)	655	(0)	(8,458)
Power supply	(254)	(280)	126	—	(408)
Vehicles	(69)	(198)	121	(2)	(148)
Others (each below Rp75 billion)	(73)	(38)	113	(21)	(19)
Total	(7,982)	(5,004)	1,726	(10)	(11,270)
Net book value	19,104				19,253

Schedule of carrying amounts of the lease liabilities and the movements

	2020	2021

Balance, January 1	17,217	14,877
Additions	4,308	4,234
Deductions	(6,676)	(5,586)
Accrued interest	28	2,363
Balance, December 31	14,877	15,888
The portion that matures within one year	(4,805)	(5,525)
Long-term portion year	10,072	10,363

Schedule of maturity analysis of lease payments

Years	2020	2021
2022		3,922
2023		3,414
2024		2,434
2025		1,813
2026		1,372
Thereafter		3,024
Total lease payments		15,979
Interest		(2,454)
Net present value of lease payments		13,525
Accrued interest		2,363
Total lease liabilities		15,888
Current maturities		(5,525)
Long-term portion		10,363